UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21836
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                                  Giant 5 Funds
                                  -------------
               (Exact name of registrant as specified in charter)

          128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
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                (Address of principal executive offices)      (Zip code)

The Willis Group, 128 South Tejon Street, Suite 150, Colorado Springs, CO 80903
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500
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Date of fiscal year end: March 31
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Date of reporting period: July 1, 2008 - June 30, 2009
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

ITEM 1. PROXY VOTING RECORD

The Giant 5 Total Index System held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

/s/ Paul D. Myers, Treasurer
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Paul D. Myers, Treasurer

Giant 5 Total Investment System
Proxy Voting Statement
Reporting Period: 07/01/2008 - 06/30/2009

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  Issuer of                                         Shareholder                                                             For or
  Portfolio     Portfolio /                           Meeting    Summary of Matters                                        Against
   Security        Fund        Ticker(s)   CUSIP        Date     Voted On                   Proponent         Vote        Management
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
U.S. GLOBAL    Eastern         EUROX     09330L402   9/23/2008   'PROPOSALS                 Board of    On All Proposals   All - N/A
               European Fund                                     2A. To approve updating    Directors   In accordance
                                                                 and standardizing the                  with the
                                                                 fund(s) fundamental                    Investment Act
                                                                 policies regarding:                    of 1940, please
                                                                 purchasing and selling                 vote our shares
                                                                 real estate                            in the same
                                                                 2B. To approve updating                proportion as
                                                                 and standardizing the                  the vote of
                                                                 fund(s) fundamental                    other
                                                                 policies regarding:                    non-affiliated
                                                                 issuing senior securities              holders of such
                                                                 2C. To approve updating                security.
                                                                 and standardizing the
                                                                 fund(s) fundamental
                                                                 policies regarding:
                                                                 borrowing money
                                                                 2D. To approve updating
                                                                 and standardizing the
                                                                 fund(s) fundamental
                                                                 policies regarding:
                                                                 making loans
                                                                 2E. To approve updating
                                                                 and standardizing the
                                                                 fund(s) fundamental
                                                                 policies regarding:
                                                                 purchasing and selling
                                                                 commodities
                                                                 2F. To approve updating
                                                                 and standardizing the
                                                                 fund(s) fundamental
                                                                 policies regarding:
                                                                 concentrating investments
                                                                 in a particular industry
                                                                 or group of industries.
                                                                 2G. To approve updating
                                                                 and standardizing the
                                                                 fund(s) fundamental
                                                                 policies regarding:
                                                                 elimination of outdated
                                                                 fundamental policies not
                                                                 required by law
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IVY            Ivy Global      IGNIX     465899508   2/27/2009   1. To approve the          Board of    On All Proposals   All - N/A
               Natural                                           reogranization of each     Directors   In accordance
               Resources                                         series of Ivy Funds and                with the
                                                                 each series of Ivy Funds.              Investment Act
                                                                 Inc into a corresponding               of 1940, please
                                                                 series of a newly formed               vote our shares
                                                                 Delaware statutory trust               in the same
                                                                 bearing the name Ivy Funds             proportion as
                                                                                                        the vote of
                                                                                                        other
                                                                                                        non-affiliated
                                                                                                        holders of such
                                                                                                        security.
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

                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Giant 5 Funds
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By (Signature and Title)  /s/ Michael Willis, President
                          -----------------------------
                              Michael Willis, President
Date August 12, 2009
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